Deferred Tax Balances - Summary of Movement in Net Deferred Tax Position (Detail) - USD ($) $ in Millions	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Net deferred tax (liability)/asset
At the beginning of the financial year	$ (3,007)	$ (1,402)	$ (91)
Income tax charge recorded in the income statement	(387)	(125)	(1,325)
Income tax credit/(charge) recorded directly in equity	6	(42)	42
Divestment and demerger of subsidiaries and operations	0	(1,439)
Other movements	12	1	(28)
At the end of the financial year	(4,243)	$ (3,007)	$ (1,402)
OZ Minerals Limited [member]
Net deferred tax (liability)/asset
Acquisition of subsidiaries and operations	$ (867)